Intangible Assets - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Goodwill not subject to amortization	₩ 201,308	₩ 203,227